Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 1,059	$ 1,790
Restricted cash	315	298
Inventories	18,553	19,390
Deposits, prepayments and other receivables	3,949	3,819
Total current assets	36,521	41,276
Non-current assets:
Property and equipment, net	2,129	2,404
Right-of-use assets, net	657	672
Deferred tax assets	837	128
Total non-current assets	4,897	4,499
TOTAL ASSETS	41,418	45,775
Current liabilities:
Accounts payable and accrued liabilities	5,054	4,924
Customer deposits	5,647	5,445
Bank borrowings	17,686	19,175
Finance lease liabilities, current	70	88
Operating lease liabilities, current	176	334
Income tax payable	100	173
Total current liabilities	34,444	37,025
Long-term liabilities:
Bank borrowings	1,241	3,103
Finance lease liabilities, non-current	140	188
Operating lease liabilities, non-current	508	384
Deferred tax liabilities	112	164
Total long-term liabilities	2,001	3,839
TOTAL LIABILITIES	36,445	40,864
Shareholders’ equity
Preferred Shares, 25,000,000 authorized with par value of $0.0005 each, none issued or outstanding as of December 31, 2025 and 2024
Ordinary shares, 200,000,000 authorized comprise of 150,000,000 Class A and 25,000,000 Class B shares, with par value of $0.0005 each, 16,527,249 and 10,250,000 ordinary shares issued and outstanding as of December 31, 2025 and 2024, respectively	8	5
Additional paid-in capital	1,006	1,009
Accumulated other comprehensive loss	(535)	(994)
Retained earnings	4,494	4,891
Total shareholders’ equity	4,973	4,911
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	41,418	45,775
Third Parties [Member]
Current assets:
Accounts receivable	7,935	11,413
Related Party [Member]
Current assets:
Accounts receivable	2,630	3,140
Amounts due from related parties	2,080	1,426
Non-current assets:
Amounts due from related parties	1,274	1,295
Current liabilities:
Accounts payable - Related parties	244	9
Amounts due to related parties	$ 5,467	$ 6,877